Preferred Stock and warrants - Additional Information (Detail)			1 Months Ended		9 Months Ended	12 Months Ended
	Sep. 21, 2020 USD ($) shares	Sep. 18, 2020 USD ($) $ / shares shares	Mar. 31, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)
Redeemable Preferred Stock And Warrants [Line Items]
Debt amount that can be incurred in terms of number of times the product of earnings before interest tax depreciation and amortisation						0.010
Adjustments to additional paid in capital warrant issue of warrants							$ 56,339,000
Temporary equity period during which the value is accreted to its redemption worth						5 years
Adjustments to additional paid in capital accretion of dividends on temporary equity						$ (15,251,000)	(4,212,000)
Number of shares of common stock issuable for each share of temporary equity converted					108.1081	108.1081
Accretion of Series A non-convertible preferred shares						$ (10,600,000)	(2,831,000)
Dividend paid [Member]
Redeemable Preferred Stock And Warrants [Line Items]
Dividends						$ 2,000,000
Catterton investment agreement [Member] | LLCA Daylight LP [Member]
Redeemable Preferred Stock And Warrants [Line Items]
Class of warrants or rights number of securities called by the warrants or rights | shares					11,000,000	11,000,000
Class of warrants or rights excercise price of warrant per share | $ / shares					$ 0.01	$ 0.01
Class of warrants or rights expiry date					Sep. 18, 2030	Sep. 18, 2030
Penny warrants [Member]
Redeemable Preferred Stock And Warrants [Line Items]
Payment of stock issuance costs						$ 3,604,000
Adjustments to additional paid in capital warrant issue of warrants						$ 56,339,000
Penny warrants [Member] | Catterton investment agreement [Member] | LLCA Daylight LP [Member]
Redeemable Preferred Stock And Warrants [Line Items]
Class or warrants or rights number of warrants issued during the period warrants | shares		11,000,000			11,000,000	11,000,000
Class of warrants or rights number of securities called by the warrants or rights | shares					11,000,000	11,000,000
Class of warrants or rights excercise price of warrant per share | $ / shares					$ 0.01	$ 0.01
Class of warrants or rights outstanding term					10 years	10 years
Series A redeemable non convertible preferred stock [Member]
Redeemable Preferred Stock And Warrants [Line Items]
Payment of stock issuance costs						$ 5,415,000
Temporary equity dividend rate				10.00%
Temporary equity frequency of payment of compound interest on accumulated dividends						semi-annually
Temporary equity liquidation preference per share | $ / shares					$ 1,000	$ 1,000
Redeemable equity preferred amount at fair value					$ 84,643,000	$ 84,643,000
Temporary equity liquidation preference					150,000,000	150,000,000
Adjustments to additional paid in capital accretion of dividends on temporary equity					11,491,000
Redeemable non controlling interest equity preferred carrying amount					$ 109,565,000	109,565,000	91,686,000
Accretion of Series A non-convertible preferred shares						$ 10,600,000	2,831,000
Series A redeemable non convertible preferred stock [Member] | Dividend paid [Member]
Redeemable Preferred Stock And Warrants [Line Items]
Dividends			$ 7,972,000
Series A redeemable non convertible preferred stock [Member] | After 3 years but not later than 4 years from the issue closing date [Member]
Redeemable Preferred Stock And Warrants [Line Items]
Temporary equity redemption price as a percentage of liquidation preference per share					105.00%	105.00%
Series A redeemable non convertible preferred stock [Member] | After 4 years but not later than 5 years from the issue closing date [Member]
Redeemable Preferred Stock And Warrants [Line Items]
Temporary equity redemption price as a percentage of liquidation preference per share					102.50%	102.50%
Series A redeemable non convertible preferred stock [Member] | Later than years from the issue closing date [Member]
Redeemable Preferred Stock And Warrants [Line Items]
Temporary equity redemption price as a percentage of liquidation preference per share					110.00%	110.00%
Series A redeemable non convertible preferred stock [Member] | On dividends declared and unpaid [Member]
Redeemable Preferred Stock And Warrants [Line Items]
Temporary equity compound interest payable on accumulated dividends					10.00%	10.00%
Series A redeemable non convertible preferred stock [Member] | On dividends not delcated [Member]
Redeemable Preferred Stock And Warrants [Line Items]
Temporary equity compound interest payable on accumulated dividends					10.00%	10.00%
Series A redeemable non convertible preferred stock [Member] | Catterton investment agreement [Member] | LLCA Daylight LP [Member]
Redeemable Preferred Stock And Warrants [Line Items]
Temporary equity shares issued during the period shares | shares		150,000
Maximum amount that Can be incurred by way of Debt						$ 60,000,000
Percentage of the total fair value of assets that can be transferred without the consent of the investors of temporary equity					10.00%	10.00%
Series A redeemable non convertible preferred stock [Member] | Catterton investment agreement [Member] | LLCA Daylight LP [Member] | Change of control in the company [Member]
Redeemable Preferred Stock And Warrants [Line Items]
Temporary equity redemption price as a percentage of liquidation preference per share					110.00%	110.00%
Series A redeemable non convertible preferred stock [Member] | Catterton investment agreement [Member] | LLCA Daylight LP [Member] | Minimum [member] | Investor nominate directors to continue [Member]
Redeemable Preferred Stock And Warrants [Line Items]
Temporary equity percentage of the total shares acquired by the investors held by them					50.00%	50.00%
Series A redeemable non convertible preferred stock and penny warrants [Member] | Catterton investment agreement [Member] | LLCA Daylight LP [Member]
Redeemable Preferred Stock And Warrants [Line Items]
Temporary equity stock shares issued during the period and warrants or rights issued during the period value		$ 150,000
Payment of stock issuance costs		$ 2,250,000
Series B redeemable convertible preferred stock [Member]
Redeemable Preferred Stock And Warrants [Line Items]
Proceeds from the investment				$ 50,000,000
Temporary equity issuance costs				$ 3,300,000
Redeemable non controlling interest equity preferred carrying amount					$ 46,700,000	$ 46,700,000	46,700,000
Temporary equity undeclared dividends					$ 0	$ 0
Series B redeemable convertible preferred stock [Member] | Waha investment agreement [Member] | Waha Latam Investments Limited [Member]
Redeemable Preferred Stock And Warrants [Line Items]
Temporary equity shares issued during the period shares | shares	50,000
Temporary equity share no par value | $ / shares					$ 0	$ 0
Payment of stock issuance costs							$ 1,000,000
Temporary equity dividend rate				4.00%
Temporary equity terms of payment of dividend				payable quarterly in arrears
Temporary equity shares issued during the period value	$ 50,000
Temporary equity converison price per share | $ / shares					$ 9.251	$ 9.251
Series B redeemable convertible preferred stock [Member] | Waha investment agreement [Member] | Waha Latam Investments Limited [Member] | More than 3 years and Within 5 years from the closure of issue of temporary equity [Member]
Redeemable Preferred Stock And Warrants [Line Items]
Voume weighted average price per share | $ / shares		$ 13.88
Volume weighted average price per share as a percentage of initial conversion price				(150.00%)
Percentage of conversion amount of redeemable preferred shares for conversion base				105.00%
Series B redeemable convertible preferred stock [Member] | Waha investment agreement [Member] | Waha Latam Investments Limited [Member] | More than 5 years and Within 7 years from the closure of issue of temporary equity [Member]
Redeemable Preferred Stock And Warrants [Line Items]
Voume weighted average price per share | $ / shares		$ 12.49
Volume weighted average price per share as a percentage of initial conversion price				(135.00%)
Percentage of conversion amount of redeemable preferred shares for conversion base				105.00%
Series B redeemable convertible preferred stock [Member] | Waha investment agreement [Member] | Waha Latam Investments Limited [Member] | Minimum [member] | For further issuance of preference share at par with temporary equity [Member]
Redeemable Preferred Stock And Warrants [Line Items]
Temporary equity percentage of the total shares acquired by the investors held by them					50.00%	50.00%
Series B redeemable convertible preferred stock [Member] | Waha investment agreement [Member] | Waha Latam Investments Limited [Member] | Minimum [member] | Investor nominate directors to continue [Member]
Redeemable Preferred Stock And Warrants [Line Items]
Temporary equity percentage of the total shares acquired by the investors held by them							50.00%
Percentage of the common stock shares to be held by the investors on converison of temporary equity							50.00%
Series B redeemable convertible preferred stock [Member] | Waha investment agreement [Member] | Waha Latam Investments Limited [Member] | 7 years or more from the closure of issue of temporary equity [Member]
Redeemable Preferred Stock And Warrants [Line Items]
Temporary equity initial stated value per share | $ / shares					$ 1,000	$ 1,000
Series B redeemable convertible preferred stock [Member] | Waha investment agreement [Member] | Waha Latam Investments Limited [Member] | 7 years or more from the closure of issue of temporary equity [Member] | Within seven years from the issue closing date of temporary equity issue change of control occurs [Member]
Redeemable Preferred Stock And Warrants [Line Items]
Temporary equity redemption price as a percentage of liquidation preference per share					110.00%	110.00%
Series B redeemable convertible preferred stock [Member] | Waha investment agreement [Member] | Waha Latam Investments Limited [Member] | 7 years or more from the closure of issue of temporary equity [Member] | After seven years from the issue closing date of temporary equity issue change of control occurs [Member]
Redeemable Preferred Stock And Warrants [Line Items]
Temporary equity redemption price as a percentage of initial value per share | $ / shares					$ 100.0	$ 100.0
Common stock [Member] | Catterton investment agreement [Member] | LLCA Daylight LP [Member] | Minimum [member] | Investor nominate directors to continue [Member]
Redeemable Preferred Stock And Warrants [Line Items]
Common stock holding as percentage of common stock shares underlying warrants acquired by the investors					50.00%	50.00%